Stream and Royalty Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Stream and Royalty Acquisitions
Schedule of allocation of the consideration to the estimated fair value of assets

In $000s	$
Purchase Price

Common shares issued	81,860
Legal fees capitalized	76
Total purchase price consideration	81,936

Assets acquired
Royalty interests (note 6)	81,936